BASIS OF CONSOLIDATION AND INVESTMENTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	R$ 202,040	R$ 205,954	R$ 205,954
Cost	240,143		239,548
Accumulated depreciation	(38,103)		(33,594)
Depreciation		(3,961)
Transfer between groups - fixed assets and investment property		726
Write-offs		(679)
Investment property, ending balance	202,040	202,040	205,954
Land [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	156,858	156,811	156,811
Cost	156,858		156,811
Transfer between groups - fixed assets and investment property		726
Write-offs		(679)
Investment property, ending balance	156,858	156,858	156,811
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	45,182	49,143	49,143
Cost	83,285		82,737
Accumulated depreciation	(38,103)		(33,594)
Depreciation		(3,961)
Investment property, ending balance	R$ 45,182	R$ 45,182	R$ 49,143